Demonstration Plant	6 Months Ended
Jun. 30, 2026
Demonstration Plant
Demonstration Plant
6.
Demonstration Plant

The Company operates an industrial scale direct lithium extraction ("DLE") demonstration plant (the "Demonstration Plant") in El Dorado, Arkansas. The Demonstration Plant operating costs are comprised of the following (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Personnel	$1,032	$842	$2,016	$1,488
Reagents	2	18	21	40
Repairs and maintenance	65	25	118	56
Supplies	265	204	441	302
Test work	4	6	4	9
Office trailer	13	16	28	23
Other	46	26	105	74
Total costs	$1,427	$1,137	$2,733	$1,992